Note 4 - Property, Plant and Equipment, Net and Equipment Subject to Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	As of December 31,
(in millions)	2015	2014
Land	$74	$100
Buildings and building improvements	169	174
Machinery and equipment	445	403
Construction in progress	20	47
	708	724
Accumulated depreciation	(314)	(223)
Property, plant and equipment, net	$394	$501

Equipment Subject to Operating Leases [Table Text Block]
	As of December 31,
(in millions)	2015	2014
Equipment subject to operating leases, net	$25	$23
Accumulated depreciation	(12)	(10)
Equipment subject to operating leases, net	$13	$13